Certain Balance Sheet Items - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Accrued compensation	$ 419	$ 518	$ 291
Accrued pre-clinical and clinical trial expenses	1,233	418	304
Accrued professional fees	501	782	285
Forward contract		453
Other accruals	215	80	110
Total accrued liabilities	$ 2,368	$ 2,251	$ 990